Deferred Tax (Details) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Deferred tax assets in statement of financial position
Reclassification as held for distribution	£ (126)
Movement in income statement	386
Movement through other comprehensive income and equity	(1)
Other movements including foreign currency movements	(92)
Deferred tax assets at the end of the period	2,762
Deferred tax liabilities in statement of financial position
Reclassification as held for distribution	1,061
Movement in income statement	(368)
Movement through other comprehensive income and equity	(443)
Other movements including foreign currency movements	71
Deferred tax liabilities at the end of the period	(3,701)
Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	2,595
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(4,022)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Movement in income statement	(13)
Other movements including foreign currency movements	(97)
Deferred tax assets at the end of the period	3
Deferred tax liabilities in statement of financial position
Reclassification as held for distribution	827
Movement in income statement	(40)
Movement through other comprehensive income and equity	(459)
Other movements including foreign currency movements	74
Deferred tax liabilities at the end of the period	(465)
Unrealised gains and losses on investments | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	113
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(867)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the end of the period	1
Deferred tax liabilities in statement of financial position
Movement in income statement	(189)
Other movements including foreign currency movements	2
Deferred tax liabilities at the end of the period	(1,189)
Balances relating to investment and insurance contracts | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(1,002)
Short-term temporary differences
Deferred tax assets in statement of financial position
Reclassification as held for distribution	(115)
Movement in income statement	392
Movement through other comprehensive income and equity	(1)
Other movements including foreign currency movements	5
Deferred tax assets at the end of the period	2,620
Deferred tax liabilities in statement of financial position
Reclassification as held for distribution	183
Movement in income statement	(139)
Movement through other comprehensive income and equity	16
Other movements including foreign currency movements	(5)
Deferred tax liabilities at the end of the period	(2,042)
Short-term temporary differences | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	2,339
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(2,097)
Capital allowances
Deferred tax assets in statement of financial position
Reclassification as held for distribution	(11)
Movement in income statement	(1)
Deferred tax assets at the end of the period	3
Deferred tax liabilities in statement of financial position
Reclassification as held for distribution	51
Deferred tax liabilities at the end of the period	(5)
Capital allowances | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	15
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the period	(56)
Unused tax losses
Deferred tax assets in statement of financial position
Movement in income statement	8
Deferred tax assets at the end of the period	135
Unused tax losses | Continuing and discontinued operations
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the period	£ 127